Commitments and Contingencies - Supplemental balance sheet information related to the operating lease (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies.
Term of operating leases				3 years
Minimum lease payments by fiscal year
2024	$ 213	$ 292
Total future minimum lease payments	213	292
Less: Imputed interest	(8)	(14)
Present value of lease payments	205	278
Less: Current portion (included in other accrued expenses)	(205)	$ (278)	$ (257)
Noncurrent operating lease liability			$ 242
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Other Accrued Liabilities, Current	Other Accrued Liabilities, Current
Operating lease right-of-use asset	$ 198	$ 262	$ 475
Remaining lease term in years	8 months 12 days	10 months 24 days
Discount rate	10.00%	10.00%